Financial Instruments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Financial Instruments
16.	FINANCIAL INSTRUMENTS

	UNITED STATES DOLLAR
	2017	2016
Financial instruments are split per categories below and the accounting policies for financial instruments have been applied to these line items:
(a) Financial assets
Loans and receivables
- Environmental trust funds	55.5	44.5
- Trade and other receivables	45.3	57.9
- Cash and cash equivalents	479.0	526.7
Fair value through profit or loss
- Trade receivables from provisional copper and gold concentrate sales	21.2	10.6
Available for sale
- Investments	99.1	13.8
Derivative instruments
- Warrants	5.5	5.9
- Gold and oil derivative contracts	25.0	—
(b) Financial liabilities
Other financial liabilities
- Borrowings	1,781.5	1,692.9
- Trade and other payables	451.0	459.3
- South Deep dividend	6.4	6.4
Derivative instruments
- Copper derivative contracts	3.3	—